Dividends (Tables)	6 Months Ended
Jun. 30, 2026
Dividends
Summary of dividends

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	—	—	60	60
Interim dividend: $0.10 per share	60	60	60	60
Cash dividends on preferred shares declared and paid:
Interim dividend	—	—	—	6
Interim dividend	—	6	—	6
	60	66	120	132